Commitments and Contingencies Loss Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 2.5	$ 2.6